Schedule of Longterm Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total debt	$ 316	$ 25,129
Less: current portion	(135)	(8,386)
Less: unamortized debt issuance costs		(698)
Total long-term debt, net	181	16,045
Line Of Credit
Debt Instrument [Line Items]
Total debt		25,000
Other Long Term Debt [Member]
Debt Instrument [Line Items]
Total debt	$ 316	$ 129